THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
DECEMBER 31, 2020 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.3%
	Shares	Value
CHINA — 97.3%
Communication Services — 3.4%
Focus Media Information Technology, Cl A	45,400	$68
Mango Excellent Media, Cl A	1,600	18
		86
Consumer Discretionary — 12.0%
BYD, Cl A	200	6
Changzhou Xingyu Automotive Lighting Systems, Cl A	500	15
China Tourism Group Duty Free, Cl A	1,300	56
Guangdong Xinbao Electrical Appliances Holdings, Cl A	2,300	15
Guangzhou Restaurant Group, Cl A	6,100	36
Haier Smart Home, Cl A	5,300	24
Hangzhou Robam Appliances, Cl A	1,000	6
Midea Group, Cl A	3,100	47
Offcn Education Technology, Cl A	7,700	41
Oppein Home Group, Cl A	2,000	41
Xiamen Comfort Science & Technology Group, Cl A	2,100	4
Zhejiang Cfmoto Power, Cl A	600	16
		307
Consumer Staples — 14.7%
Angel Yeast, Cl A	900	7
DaShenLin Pharmaceutical Group, Cl A	800	10
Foshan Haitian Flavouring & Food, Cl A	2,400	74
Henan Shuanghui Investment & Development, Cl A	3,200	23
Inner Mongolia Yili Industrial Group, Cl A	5,000	34
Jiangxi Zhengbang Technology, Cl A	3,400	9
Kweichow Moutai, Cl A	300	92
Laobaixing Pharmacy Chain JSC, Cl A	900	9
Luzhou Laojiao, Cl A	400	14
Muyuan Foods, Cl A	1,800	21
Sanquan Food, Cl A	3,100	12
Shandong Longda Meat Foodstuff, Cl A	2,800	6
Shanxi Xinghuacun Fen Wine Factory, Cl A	500	29
Wuliangye Yibin, Cl A	600	27
Yifeng Pharmacy Chain, Cl A	600	8
		375
Energy — 4.1%
China Petroleum & Chemical, Cl A *	77,900	48
Shaanxi Coal Industry, Cl A	39,200	56
		104
Financials — 23.0%
Agricultural Bank of China, Cl A	21,300	10
Bank of China, Cl A	22,100	11
Bank of Hangzhou, Cl A	3,300	8
Changjiang Securities, Cl A	36,500	47
China Merchants Bank, Cl A	16,000	108
East Money Information, Cl A	6,800	32

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
DECEMBER 31, 2020 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Financials (continued)
Guosen Securities, Cl A	28,000	$58
Guotai Junan Securities, Cl A	24,500	66
Hithink RoyalFlush Information Network, Cl A	1,800	34
Huaxia Bank, Cl A	3,900	4
Industrial Bank, Cl A	15,000	48
Industrial Securities, Cl A	4,100	5
Ping An Bank, Cl A	8,200	24
Ping An Insurance Group of China, Cl A	9,100	121
Postal Savings Bank of China, Cl A	5,100	4
		580
Health Care — 7.2%
Aier Eye Hospital Group, Cl A	900	10
Autobio Diagnostics, Cl A	300	7
BGI Genomics, Cl A *	1,200	24
Blue Sail Medical, Cl A	1,500	5
China Resources Sanjiu Medical & Pharmaceutical, Cl A	5,600	21
Dian Diagnostics Group, Cl A	5,300	28
Edan Instruments, Cl A	5,900	16
Guangdong Hybribio Biotech, Cl A	1,400	8
Guangzhou Kingmed Diagnostics Group, Cl A	2,300	45
Intco Medical Technology, Cl A	600	15
Tianjin Ringpu Bio-Technology, Cl A	2,200	6
		185
Industrials — 15.6%
Beijing United Information Technology	500	10
China National Chemical Engineering, Cl A	31,000	28
China Railway Group, Cl A	6,200	5
CNHTC Jinan Truck, Cl A	5,200	25
COSCO SHIPPING Holdings, Cl A *	14,400	27
Fujian Longma Environmental Sanitation Equipment, Cl A	4,700	12
Jiangsu Hengli Hydraulic, Cl A	1,000	17
NARI Technology, Cl A	3,900	16
Ningbo Orient Wires & Cables, Cl A	2,300	9
Sany Heavy Industry, Cl A	6,100	33
SF Holding, Cl A	1,000	14
Shanghai M&G Stationery, Cl A	1,400	19
Shenzhen Inovance Technology, Cl A	1,900	27
Sichuan Road & Bridge, Cl A	73,000	50
Sungrow Power Supply, Cl A	500	6
Weichai Power, Cl A	23,300	56
Zoomlion Heavy Industry Science and Technology, Cl A	27,200	41
		395
Information Technology — 7.2%
AVIC Jonhon Optronic Technology, Cl A	700	8
BOE Technology Group, Cl A	40,200	37

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
DECEMBER 31, 2020 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Information Technology (continued)
Chaozhou Three-Circle Group, Cl A	6,300	$36
Electric Connector Technology, Cl A	2,200	11
Eoptolink Technology, Cl A	500	4
Fibocom Wireless, Cl A	900	8
Glodon, Cl A	400	5
GoerTek, Cl A	2,300	13
Hengdian Group DMEGC Magnetics, Cl A	3,400	8
LONGi Green Energy Technology, Cl A	600	8
Shenzhen Topband, Cl A	11,800	15
Suzhou TFC Optical Communication, Cl A	2,500	20
Universal Scientific Industrial Shanghai, Cl A	1,300	4
Zhejiang Dahua Technology, Cl A	1,800	5
		182
Materials — 3.9%
Aluminum Corp of China, Cl A *	11,000	6
Baoshan Iron & Steel, Cl A	62,400	57
Hunan Valin Steel, Cl A	12,800	9
Jiangsu Shuangxing Color Plastic New Materials, Cl A	4,100	6
Zijin Mining Group, Cl A	16,800	24
		102
Real Estate — 1.7%
Greenland Holdings, Cl A	21,700	19
Jiangsu Zhongnan Construction Group, Cl A	13,200	18
Yango Group, Cl A	7,100	7
		44
Utilities — 4.5%
China National Nuclear Power, Cl A	40,900	31
China Yangtze Power, Cl A	26,600	78
Huaneng Power International, Cl A	7,500	5
		114
TOTAL COMMON STOCK
(Cost $2,435)		2,474

TOTAL INVESTMENTS— 97.3%
(Cost $2,435)		$2,474

Percentages are based on Net Assets of $2,542 ($ Thousands).
*	Non-income producing security.

Cl — Class
JSC — Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
DECEMBER 31, 2020 (UNAUDITED)

As of December 31, 2020, all of the Fund's investments were considered level 1, in accordance with ASC-820.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

RAY-QH-001-0100